Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2040 Fund	May 30, 2024
Fidelity Flex Freedom Blend 2040 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.52%
Past 5 years	11.33%
Since Inception	8.67%	[1]
Fidelity Flex Freedom Blend 2040 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.78%
Past 5 years	9.68%
Since Inception	6.96%	[1]
Fidelity Flex Freedom Blend 2040 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.46%
Past 5 years	8.63%
Since Inception	6.44%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.76%
F0270
Average Annual Return:
Past 1 year	19.58%
Past 5 years	10.86%
Since Inception	8.53%

[1]	A From June 8, 2017 .